UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001889966

(Exact name of issuing entity as specified in its charter): Barclays Mortgage Loan Trust 2021-NQM1 Trust

Central Index Key Number of issuing entity (if applicable): Not applicable

                                                                    Esther Bernstein (212) 526-3892
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of Third-Party Due Diligence Reports Obtained by the Issuer
Attached as Exhibit 99 to this Form ABS-15G are the disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2). Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 4, 2021	Sutton Funding LLC
(Securitizer)

	By:	/s/ Esther Bernstein
Name: Esther Bernstein
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit number	Description
Exhibit 99.1	Due Diligence Narrative Report of AMC Diligence, LLC
Exhibit 99.2	AMC Rating Agency Grades
Exhibit 99.3	AMC Exception Grades
Exhibit 99.4	AMC Valuation Summary
Exhibit 99.5	AMC Supplemental Data
Exhibit 99.6	AMC Business Purpose
Exhibit 99.7	AMC Data Compare Summary (Total)
Exhibit 99.8	Due Diligence Narrative Report of Recovco Mortgage Management, LLC
Exhibit 99.9	Recovco Business Purpose Addendum
Exhibit 99.10	Recovco Rating Agency Grades
Exhibit 99.11	Recovco Loan Level Exception
Exhibit 99.12	Recovco Exception Level
Exhibit 99.13	Recovco QM-ATR Report
Exhibit 99.14	Recovco Supplemental Data Report
Exhibit 99.15	Recovco Valuation Summary
Exhibit 99.16	Recovco Multi Property
Exhibit 99.17	Recovco Data Comparison Report
Exhibit 99.18	Due Diligence Narrative Report of Mortgage Connect, LP
Exhibit 99.19	Mortgage Connect Title Lien Report
Exhibit 99.20	Mortgage Connect DQ Tax Report
Exhibit 99.21	Due Diligence Narrative Report of Consolidated Analytics, Inc
Exhibit 99.22	Consolidated Analytics Exception Grade Report
Exhibit 99.23	Consolidated Analytics Supplemental Data Report
Exhibit 99.24	Consolidated Analytics Grading Summary Report
Exhibit 99.25	Consolidated Analytics Valuations Summary
Exhibit 99.26	Consolidated Analytics ATR QM Data Fields
Exhibit 99.27	Consolidated Analytics Data Compare Report